LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Schedule of borrowings
21.c. Breakdown

	12.31.2025			12.31.2024
	Current	Non-current	Total	Current	Non-current	Total
Leases (c.1)	4,883,176	10,549,678	15,432,854	4,520,626	10,725,980	15,246,606

Debentures (c.2)	161,453	2,905,512	3,066,965	1,695,214	2,000,000	3,695,214

Loans and financing (c.3)	304,235	1,542,627	1,846,862	232,118	1,572,592	1,804,710
5G Licences (c.3.1)	68,932	965,032	1,033,964	62,811	942,159	1,004,970
Liabilities for the acquisition of a company (c.3.2)	42,251	234,048	276,299	26,182	207,167	233,349
Tax Refinancing and Amnesty Program (c.3.3)	158,295	247,010	405,305	130,563	313,799	444,362
Financial institutions (c.3.4)	2,200	1,474	3,674	2,386	2,500	4,886
Other creditors (c.3.5)	32,557	95,063	127,620	10,176	106,967	117,143
Total	5,348,864	14,997,817	20,346,681	6,447,958	14,298,572	20,746,530
All liabilities shown in the table above were contracted in national currency (R$), except for the loan agreement entered into on September 26, 2024, between the Company's subsidiary - CloudCo Brasil and Telefónica Cybersecurity & Cloud Tech (a Telefónica Group company), which was contracted in foreign currency (euros).

Schedule of balance of amounts payable relating to finance leases
The balances of the lease payables are as follows:

	12.31.2025	12.31.2024
Nominal value payable	20,692,942	20,401,868
Unrealized financial expenses	(5,260,088)	(5,155,262)
Present value payable	15,432,854	15,246,606

Current	4,883,176	4,520,626
Non-current	10,549,678	10,725,980

Schedule of repayments by year of maturity
21.d. Repayment schedule

			Loans and financing
Year	Leases	Debentures	5G Licences	Liabilities for the acquisition of a company	Refinancing and Amnesty Program	Financial institutions	Other creditors	Total
2027	3,430,426	2,000,000	68,931	69,205	102,445	1,474	77,931	5,750,412
2028	2,681,027	—	68,931	36,816	102,159	—	17,132	2,906,065
2029	1,977,772	—	68,931	92,500	42,406	—	—	2,181,609
2030	1,111,681	181,102	68,931	35,527	—	—	—	1,397,241
2031 onwards	1,348,772	724,410	689,308	—	—	—	—	2,762,490
Total	10,549,678	2,905,512	965,032	234,048	247,010	1,474	95,063	14,997,817

Schedule of changes in borrowings

			Loans and financing
	Leases	Debentures	5G Licences	Financial institutions	Liabilities for the acquisition of a company	Refinancing and Amnesty Program	Other creditors	Total
Balance on December 31, 2023	13,596,039	3,721,589	1,300,686	—	88,888	—	30,025	18,737,227
Income, with effects on cash and cash equivalents	—	—	—	—	—	—	83,084	83,084
Income, excluding cash and cash equivalents	4,774,379	—	—	—	—	484,654	—	5,259,033
Exchange variation (Note 28.)	—	—	—	—	—	—	2,598	2,598
Financial charges (Note 28.)	1,630,993	417,048	54,587	73	7,458	21,443	9,759	2,141,361
Business combination – IPNET (Note 1.c.3.)	—	—	—	5,563	163,792	—	—	169,355
Write-offs (cancellation of contracts)	(69,121)	—	—	—	—	—	—	(69,121)
Write-offs (payments), principal	(3,081,545)	—	(331,687)	(750)	(22,927)	(58,130)	—	(3,495,039)
Write-offs (payments), financial charges	(1,600,192)	(443,423)	(18,616)	—	(3,862)	(3,605)	(8,323)	(2,078,021)
Other changes	(3,947)	—	—	—	—	—	—	(3,947)
Balance on December 31, 2024	15,246,606	3,695,214	1,004,970	4,886	233,349	444,362	117,143	20,746,530
Income, with effects on cash and cash equivalents	—	—	—	—	—	—	20,000	20,000
Income, excluding cash and cash equivalents	3,700,137	—	—	—	—	129,766	166,215	3,996,118
Exchange variation (Note 28.)	—	—	—	—	—	—	243	243
Financial charges (Note 28.)	1,703,845	431,942	97,926	648	16,300	40,489	33,902	2,325,052
Settlement by offsetting judicial deposit (Note 10)	—	—	—	—	—	(38,745)	—	(38,745)
Business combination – Samauma (Note 1.c.1)	—	—	—	12,659	44,451	—	—	57,110
Business combination – FiBrasil (Note 1.c.2)	82,533	904,164	—	—	—	—	—	986,697
Business combination – CyberCo Brasil (Note 1.c.6)	—	—	—	—	16,332	—	—	16,332
Write-offs (cancellation of contracts)	(221,877)	—	—	—	—	—	—	(221,877)
Write-offs (payments), principal	(3,322,031)	(1,500,000)	(46,437)	(13,746)	(30,509)	(135,711)	(183,590)	(5,232,024)
Write-offs (payments), financial charges	(1,756,359)	(464,355)	(22,495)	(773)	(3,624)	(34,856)	(26,293)	(2,308,755)
Balance on December 31, 2025	15,432,854	3,066,965	1,033,964	3,674	276,299	405,305	127,620	20,346,681